Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of expected useful lives
Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Furniture, computer, software and other office equipment	3 - 5 years
Leasehold improvements	12 years (or remaining term of the lease)